Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information

($ in thousands)	2012	2011	2010
Net change in proceeds managed
Net change in short-term investments	$1,325	$66,886	$21,379

Operating cash flow provided	$1,325	$66,886	$21,379

Net change in liabilities
Liabilities for collateral, beginning of year	$(61,097)	$(127,983)	$(149,362)
Liabilities for collateral, end of year	(59,772)	(61,097)	(127,983)

Operating cash flow used	$(1,325)	$(66,886)	$(21,379)